BUSINESS COMBINATION (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed
Asseta			R$ 177,466,715	R$ 181,210,208
Net Equity			R$ 71,394,146	R$ 56,008,948	R$ 42,752,532	R$ 44,064,927
TDG - Transmissora Delmiro Gouveia S.A.
BUSINESS COMBINATION
Ownership interest acquired (as a percent)	27.69%	27.69%
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of acquired equity	R$ 41,635	R$ 41,635
Recognized amounts of identifiable assets acquired and liabilities assumed
Total identifiable net assets	41,635	41,635
Asseta	442,312	442,312
Liabilities	291,950	291,950
Net Equity	150,362	150,362
Total Investment value	150,362	150,362
Concession asset	41,635	41,635
Fair value of acquired equity	41,635	41,635
Amount paid by Chesf for the acquisition of 27.69% of SPE	(34,000)	(34,000)
Gain from advantageous purchase	7,635
TDG - Transmissora Delmiro Gouveia S.A. | Fair value
Recognized amounts of identifiable assets acquired and liabilities assumed
Asseta	442,312	442,312
Liabilities	291,950	291,950
Net Equity	150,362	150,362
Total Investment value	150,362	R$ 150,362
ELETROSUL
Recognized amounts of identifiable assets acquired and liabilities assumed
Proportion of ownership interest in subsidiary			99.88%	99.88%
Chesf | TDG - Transmissora Delmiro Gouveia S.A.
BUSINESS COMBINATION
Capitalization of AFAC	101,000
Proportion of ownership interest in subsidiary before acquisition		72.31%
Recognized amounts of identifiable assets acquired and liabilities assumed
Total Investment value	108,727	R$ 108,727
Chesf | TDG - Transmissora Delmiro Gouveia S.A. | Fair value
Recognized amounts of identifiable assets acquired and liabilities assumed
Total Investment value	108,727	108,727
ATP | TDG - Transmissora Delmiro Gouveia S.A.
Recognized amounts of identifiable assets acquired and liabilities assumed
Total Investment value	41,635	41,635
ATP | TDG - Transmissora Delmiro Gouveia S.A. | Fair value
Recognized amounts of identifiable assets acquired and liabilities assumed
Total Investment value	R$ 41,635	R$ 41,635